Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cash Flow From Operating Activities:
Net Income (Loss) From Operations	$ (1,478,308)	$ 1,496,125
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	89,977	109,855
Realized loss on securities	0	60,033
Realized gain from sale of building & fixed assets	(11,010)	(2,355,904)
Non-cash charges relating to issuance of common stock for service	1,093,866	450,000
Increase (decrease) in allowance for doubtful accounts and inventory reserve	0	(13,000)
Write-off of deferred finance charges	0	20,192
Changes in assets and liabilities:
Accounts receivable	21,979	(437,861)
Inventories	(94,333)	155,444
Other current assets	105,927	(109,715)
Cash Overdraft	0	(129,353)
Accounts payable	(2,343)	(247,215)
Accrued expenses	347,515	86,964
Customer deposits	(113,910)	(84,681)
Other assets	(43,479)	0
Due to/from related parties mPhase & Edson Realty	(3,006)	16,356
Officers wages	0	174,286
Net cash from (used in) operating activities	(87,125)	(808,474)
Cash Flow from Investing Activities:
Proceeds from surrender of insurance contract	0	0
Investments in marketable securities	(200,000)	0
Purchase of intangible assets	(50,000)	0
Purchase of fixed assets	(14,170)	0
Proceeds from sale of building & fixed assets	11,010	2,967,064
Net Cash from (used in) investing activities	(253,160)	2,967,064
Cash Flow from (used in) Financing Activities:
Proceeds from issuance of common stock	447,050	1,019,551
Proceeds (Repayment) from loan payable (net)	88,102	(246,555)
Payments of mortgage	0	(2,275,982)
Payments of equity lines of credit	(22,844)	0
Payments of long-term debt	(9,191)	(17,665)
Payments on acquisition notes	(360,000)	(165,000)
Payments of capital lease obligations	(17,245)	(13,432)
Payments to related parties	(95,992)	(67,188)
Advances from related parties	0	60,760
Payments of extended term arrangement	(7,582)	(7,999)
Purchase of treasury stock at cost	0	0
Net cash provided by (used in) financing activities	22,298	(1,713,510)
Net increase (decrease) in cash	(317,987)	445,080
CASH AND CASH EQUIVALENTS, beginning of period	445,080	0
CASH AND CASH EQUIVALENTS, end of period	$ 127,093	$ 445,080